    As filed with the Securities and Exchange Commission on February 20, 2001

                                                              File No. 333-62811
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              -------------------

                                    FORM N-4

               REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933     / /

                           Pre-Effective Amendment No.                 / /

                         Post-Effective Amendment No. 4                /X/

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT of 1940                     / /

                                Amendment No. 29                       /X/

                              -------------------

                    Penn Mutual Variable Annuity Account III
                           (Exact Name of Registrant)

                              -------------------

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              -------------------

                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive Offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                              -------------------

                                Richard F. Plush
                      Vice President, Products and Programs
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
                     (Name and Address of Agent for Service)

                                    Copy to:

                                C. Ronald Rubley
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

                              -------------------

  It is proposed that this filing will become effective (check appropriate box)

  ___ immediately upon filing pursuant to paragraph (b) of Rule 485
  ___ on (date) pursuant to paragraph (b) of Rule 485
  ___ 60 days after filing pursuant to paragraph (a) of Rule 485
  _X_ on May 1, 2001 pursuant to paragraph (a) of Rule 485

                              CROSS REFERENCE SHEET

=================================================================================================================

                                                                                   Location in Statement of
Form N-4 Item Number                        Location in Prospectuses               Additional Information
--------------------                        ------------------------               ------------------------
Item  1.     Cover Page                     Cover Page                                        N/A

Item  2.     Definitions                    Glossary                                          N/A

Item  3.     Synopsis or Highlights         Cover Page; Expenses                              N/A

Item  4.     Condensed Financial            N/A                                               N/A
             Information


Item  5.     General Description            The Penn Mutual Life                              N/A
             of Registrant, Depositor       Insurance Company;
             and Portfolio Companies        The Separate Account

Item  6.     Deductions and Expenses        The Contract - What Charges                       N/A
                                            Do I Pay?

Item  7.     General Description            The Contract                                      N/A
             of Variable Annuity
             Contracts

Item  8.     Annuity Period Options         The Contract - What Types of                      N/A
                                            Annuity Payments May I Choose?

Item  9.     Death Benefit On Death         The Contract - What are the Death                 N/A
                                            Benefits Under My Contract?

Item 10.     Purchases and Contract         The Contract - How Do I Purchase                  N/A
             Value                          a Contract?
                                            The Separate Account -
                                            Accumulation Units

Item 11.     Redemptions                    The Contract - May I Withdraw Any                 N/A
                                            of My Money?

Item 12.     Taxes                          Federal Income Tax                                N/A
                                            Considerations

Item 13.     Legal Proceedings              N/A                                               N/A

Item 14.     Table of Contents of           Statement of Additional                           N/A
             Statement of Additional        Information Contents
             Information

Item 15.     Cover Page                     N/A                                               Cover Page

Item 16.     Table of Contents              N/A                                               Cover Page

Item 17.     General Information            N/A                                               N/A
             and History


                                                                                   Location in Statement of
Form N-4 Item Number                        Location in Prospectuses               Additional Information
--------------------                        ------------------------               ------------------------
Item 18.     Services                       N/A                                    Administrative and
                                                                                   Recordkeeping
                                                                                   Services; Custodian;
                                                                                   Independent Auditors

Item 19.     Purchase of Securities         The Contract - How Do I Purchase       Distribution of
             Being Offered and Expenses     a Contract?                            Contracts
                                            The Contract - May I Transfer
                                            Money Among Investment Options?
                                            The Contract - What Charges Do
                                            I Pay?

Item 20.     Underwriters                   N/A                                    Distribution of
                                                                                   Contracts

Item 21.     Calculation of Performance     N/A                                    Performance Data
             Data

Item 22.     Annuity Payments               N/A                                    Variable Annuity
                                                                                   Payments

Item 23.     Financial Statements           N/A                                    Financial Statements

                                     PART A


                      Information Required in a Prospectus

PROSPECTUS  -- MAY 1, 2001

Individual Variable and Fixed Annuity Contract -- Flexible Purchase Payments
--------------------------------------------------------------------------------

PENNANT SELECT

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
Philadelphia, Pennsylvania 19172 o  Telephone (800) 523-0650
--------------------------------------------------------------------------------
This Prospectus describes an individual variable and fixed annuity contract ("Contract") offered by the Penn Mutual Life Insurance Company ("Penn Mutual"). Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract:


o has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience,
o has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%,
o is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out,
o allows you to choose to receive annuity payments over different periods of time, including over your lifetime,
o    offers enhanced guaranteed minimum death benefit options,
o    offers an estate enhancement death benefit option, and
o    offers an optional alternative free withdrawal provision.


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. It is a crime for anyone to tell you otherwise.




The Contract is not suitable for short-term investment. You may pay a deferred sales charge of up to 7% on early withdrawals. If you withdraw money before age 59 1/2, you may pay a 10% additional income tax. The Contract is not a bank deposit and is not federally insured.

You may return your Contract within ten days of receipt for a full refund of the Contract Value (or purchase payments, if required by law). Longer free look periods apply in some states.

You may obtain a Statement of Additional Information from us free of charge by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

------------------------------------------------------------------------------------------------------------------
Penn Series Funds, Inc.                                          Manager
         Money Market Fund                                       Independence Capital Management, Inc.
         Limited Maturity Bond Fund                              Independence Capital Management, Inc.
         Quality Bond Fund                                       Independence Capital Management, Inc.
         High Yield Bond Fund                                    T. Rowe Price Associates, Inc.
         Flexibly Managed Fund                                   T. Rowe Price Associates, Inc.
         Growth Equity Fund                                      Independence Capital Management, Inc.
         Large Cap Value Fund                                    Putnam Investment Management LLC
         Index 500 Fund                                          Wells Capital Management Incorporated
         Mid Cap Growth Fund                                     Turner Investment Partners, Inc.
         Mid Cap Value Fund                                      Neuberger Berman Management Inc.
         Emerging Growth Fund                                    RS Investment Management, Inc.
         Small Cap Value Fund                                    Royce & Associates, Inc.
         International Equity Fund                               Vontobel USA Inc.
------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust                       Manager
         Balanced Portfolio                                      Neuberger Berman Management Inc.
------------------------------------------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund           Manager
         Equity-Income Portfolio                                 Fidelity Management & Research Company
         Growth Portfolio                                        Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund II        Manager
         Asset Manager Portfolio                                 Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.                          Manager
         Emerging Markets Equity (International) Portfolio       Morgan Stanley Asset Management
------------------------------------------------------------------------------------------------------------------
A Prospectus for each of these Funds accompanies this Prospectus.


-----------------------------------------------------------------------------------------------------------------
PROSPECTUS CONTENTS

-----------------------------------------------------------------------------------------------------------------
GLOSSARY.........................................................................................................

-----------------------------------------------------------------------------------------------------------------
EXPENSES.........................................................................................................

-----------------------------------------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES....................................................................................

-----------------------------------------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION..................................................................................

-----------------------------------------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY...........................................................................

-----------------------------------------------------------------------------------------------------------------
THE SEPARATE ACCOUNT.............................................................................................
     Accumulation Units..........................................................................................
     Voting Instructions.........................................................................................
     Investment Options in the Separate Account..................................................................
         Penn Series Funds, Inc. ................................................................................
         Neuberger Berman Advisers Management Trust..............................................................
         Fidelity Investments' Variable Insurance Products Fund..................................................
         Fidelity Investments' Variable Insurance Products Fund II...............................................
         Morgan Stanley's The Universal Institutional Funds, Inc. ...............................................

-----------------------------------------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNT ......................................................................................

-----------------------------------------------------------------------------------------------------------------
THE CONTRACT.....................................................................................................
     How Do I Purchase a Contract?...............................................................................
     What Types of Annuity Payments May I Choose?................................................................
         Variable Annuity Payments ..............................................................................
         Fixed Annuity Payments  ................................................................................
         Other Information ......................................................................................
     What Are the Death Benefits Under My Contract?..............................................................
         Enhanced Guaranteed Minimum Death Benefit ..............................................................
         Choosing a Lump Sum or Annuity .........................................................................
     May I Transfer Money Among Subaccounts and the Fixed Interest Account?......................................
         Before the Annuity Date  ...............................................................................
         After the Annuity Date   ...............................................................................
         General Rules...........................................................................................
         Dollar Cost Averaging...................................................................................
         Automatic Rebalancing...................................................................................
     May I Withdraw Any of My Money?.............................................................................
         Systematic Withdrawals..................................................................................
         403(b) Withdrawals......................................................................................
     Deferment of Payments and Transfers.........................................................................
     What Charges Do I Pay?......................................................................................
         Administration Charges..................................................................................
         Mortality and Expense Risk Charge.......................................................................
         Contingent Deferred Sales Charge........................................................................
         Free Withdrawals........................................................................................
         Enhanced Guaranteed Minimum Death Benefit (Optional)....................................................
         Premium Taxes...........................................................................................

-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
PERFORMANCE INFORMATION..........................................................................................

-----------------------------------------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT................................................................
     General Information.........................................................................................
     Loans Under Section 403(b) Contracts........................................................................

-----------------------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS................................................................................
     Withdrawals and Death Benefits..............................................................................
     Annuity Payments............................................................................................
     Early Withdrawals...........................................................................................
     Transfers...................................................................................................
     Separate Account Diversification............................................................................
     Qualified Plans.............................................................................................

-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS.............................................................................................

-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS.....................................................................

-----------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GLOSSARY

         Accumulation Period: A period that begins with your first purchase payment and ends on the Annuity Date.

         Accumulation Unit: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

         Administrative Office: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

         Annuitant: The person during whose life annuity payments are made.

         Annuity Date: The date on which annuity payments start.

         Annuity Payout Period: The period of time, starting on the Annuity Date, during which we make annuity payments.

         Annuity Unit: A unit of measure used to calculate the amount of each variable annuity payment.

         Beneficiary: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

         Contract: The combination variable and fixed annuity contract described in this prospectus.

         Contract Owner: The person specified in the Contract as the Contract Owner.

         Contract Value: The sum of the Variable Account Value and the Fixed Interest Account Value.

         Fixed Account Value: The value of amounts held under the Contract in the Fixed Interest Account.

         Separate Account: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company that is registered as a unit investment trust under the Investment Company Act of 1940.

         Variable Account Value: The value of amounts held under the Contract in all subaccounts of the Separate Account.

         Valuation Period: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

         We or Us: A reference to "we" or "us" denotes The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

         You: A reference to "you" denotes the Contract Owner or prospective Contract Owner.

---------------------------------------------------------------------------------------------------------------
EXPENSES

Contract Owner Transaction Expenses
  Sales Load Imposed on Purchase Payments ............................................................  None
  Maximum Contingent Deferred Sales Charge ............................... 7% of purchase payments withdrawn(a)
  Transfer Fee........................................................................................  None

Maximum Annual Contract Administration Charge .......................................................... $40(b)

Separate Account Annual Expenses (as a percentage of Variable Account Value)
  Mortality and Expense Risk Charge ................................................................... 1.20%
  Contract Administration Charge ...................................................................... 0.15%
                                                                                                       -----
Total Separate Account Annual Expenses (without riders) ............................................... 1.35%

Contract Rider Charges (Optional)
  Enhanced Guaranteed Minimum Step-Up Death Benefit Rider ............................................. 0.20%(c)
  Enhanced Guaranteed Minimum Rising-Floor Death Benefit Rider ........................................ 0.35%
  Estate Enhancement Rider (for Annuitants Age 60 and Under) .......................................... 0.15%
  Estate Enhancement Rider (for Annuitants Age 61 TO 70) .............................................. 0.25%
  Estate Enhancement Rider (for Annuitants Ages 71 to 80) ............................................. 0.55%

Total Separate Account Annual Expenses, Including Maximum Charges for Contract Riders
(as a percentage of Variable Account Value) ........................................................... 2.25%(d)

--------------
(a) The charge decreases each year to zero in the seventh year. See What Charges Do I Pay? In this Prospectus.
(b) You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $100,000.
(c) The current annual charge for the step-up death benefit rider is 0.20% of the Variable Account Value, and may at our discretion be increased to not more than a maximum of 0.25%.
(d) These are the maximum total Separate Account Annual Expenses that may be charged. Your charges will be between 1.35% and 2.25%, depending on whether you choose an optional rider and which rider(s) you choose to purchase. You may purchase only one of the enhanced guaranteed minimum death benefit riders.

------------------------------------------------------------------------------------------------------------
Penn Series Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                Management       Administrative                                      Total
                                  Fees            and Corporate       Accounting       Other          Fund
                             (after waiver)       Service Fees           Fees        Expenses       Expenses
                             --------------      --------------       ----------     --------       --------
Money Market (1)...........         %                   %                 %              %              %
Limited Maturity Bond(1)...         %                   %                 %              %              %
Quality Bond(1)............         %                   %                 %              %              %
High Yield Bond(2).........         %                   %                 %              %              %
Flexibly Managed(1)........         %                   %                 %              %              %
Growth Equity(1)...........         %                   %                 %              %              %
Large Cap Value(1).........         %                   %                 %              %              %
Index 500 Fund(1)..........         %                   %                 %              %              %(3)
Mid Cap Growth Fund(1).....         %                   %                 %              %              %
Mid Cap Value Fund(1)......         %                   %                 %              %              %
Emerging Growth(2).........         %                   %                 %              %              %
Small Cap Value(1).........         %                   %                 %              %              %
International Equity(1)....         %                   %                 %              %              %

----------------------
(1)  The expenses are estimates provided by the Funds' investment adviser.
(2)  The expenses are for the last fiscal year.
(3) The total expenses for the Index 500 Fund are estimated to be 0.31% if the Fund's administrator does not waive part of its Administrative and Corporate Service Fees.

-----------------------------------------------------------------------------------------------------------------
Neuberger  Berman Advisers Management Trust (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                                                      Management,
                                                                     Advisory and
                                                                    Administration       Other        Total Fund
                                                                         Fees           Expenses       Expenses
                                                                    --------------      --------      ----------
Balanced...........................................................        %               %               %


----------------------
(a) Neuberger Berman Advisers Management Trust (the "Trust") is divided into portfolios (each a"Portfolio"). Each Portfolio invests in a corresponding series ("Series") of the Trust. This table shows the current expenses paid by the Balanced Portfolio and the Portfolio's share of the current expenses of its Series. See "Expenses" in the Trust's Prospectus.

----------------------------------------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                                                   Management             Other       Total Fund
                                                                       Fee               Expenses      Expenses
                                                                   ----------            --------     ----------
Equity-Income..............................................             %                   %             %
Growth.....................................................             %                   %             %

----------------------
(a) These expenses are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without this reduction, total expenses would have been 0.57% for the Equity Income Portfolio and 0.66% for the Growth Portfolio.

----------------------------------------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund II
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                                               Management Fee          Other         Total Fund
                                                               (After Waiver)        Expenses         Expenses
                                                               --------------        --------        ----------
Asset Manager (a)..........................................          %                   %               %

----------------------
(a) The expenses presented are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without this reduction, total expenses would have been 0.63% for the Asset Manager Portfolio.


----------------------------------------------------------------------------------------------------------------
Morgan Stanley's The Universal Institutional Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio average net assets)


                                                                 Management           Other        Total Fund
                                                                    Fee             Expenses        Expenses
                                                                 ----------         --------       ----------
Emerging Markets Equity (International)....................          %                   %               %

  Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. for additional information on Fund expenses.


  You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See What Charges Do I Pay? in this Prospectus.

--------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES

The following examples show the total expenses that you would pay on each $1,000 invested.

  You would pay the following expenses on each $1,000 invested (assuming a 5% annual return) if you surrender your Contract after the number of years shown:


                                                                           One       Three       Five     Ten
                                                                           Year      Years       Years   Years
                                                                           ----      -----       -----   -----
Penn Series Money Market Fund........................................       $          $           $       $
Penn Series Limited Maturity Bond Fund...............................       $          $           $       $
Penn Series Quality Bond Fund........................................       $          $           $       $
Penn Series High Yield Bond Fund.....................................       $          $           $       $
Penn Series Flexibly Managed Fund....................................       $          $           $       $
Penn Series Growth Equity Fund.......................................       $          $           $       $
Penn Series Large Cap Value Fund.....................................       $          $           $       $
Penn Series Index 500 Fund...........................................       $          $           $       $
Penn Series Mid Cap Growth Fund......................................       $          $           $       $
Penn Series Mid Cap Value Fund*......................................       $          $           $       $
Penn Series Emerging Growth Fund.....................................       $          $           $       $
Penn Series Small Cap Value Fund.....................................       $          $           $       $
Penn Series International Equity Fund................................       $          $           $       $
Neuberger Berman Balanced Portfolio..................................       $          $           $       $
Fidelity's Equity Income Portfolio...................................       $          $           $       $
Fidelity's Growth Portfolio..........................................       $          $           $       $
Fidelity's Asset Manager Portfolio...................................       $          $           $       $
Morgan Stanley Emerging Markets Equity (International) Portfolio.....       $          $           $       $

---------------------------------------------------------------------------------------------------------------

You would pay the following expenses on each $1,000 invested by the end of the year shown (assuming a 5% annual return) if you do not surrender your Contract or if you annuitize your Contract:


                                                                        One        Three       Five         Ten
                                                                        Year       Years       Years       Years
                                                                        ----       -----       -----       -----
Penn Series Money Market Fund........................................     $          $           $           $
Penn Series Limited Maturity Bond Fund...............................     $          $           $           $
Penn Series Quality Bond Fund........................................     $          $           $           $
Penn Series High Yield Bond Fund.....................................     $          $           $           $
Penn Series Flexibly Managed Fund....................................     $          $           $           $
Penn Series Growth Equity Fund.......................................     $          $           $           $
Penn Series Large Cap Value Fund.....................................     $          $           $           $
Penn Series Index 500 Fund...........................................     $          $           $           $
Penn Series Mid Cap Growth Fund......................................     $          $           $           $
Penn Series Mid Cap Value Fund.......................................     $          $           $           $
Penn Series Emerging Growth Fund.....................................     $          $           $           $
Penn Series Small Cap Value Fund.....................................     $          $           $           $
Penn Series International Equity Fund................................     $          $           $           $
Neuberger Berman Balanced Portfolio..................................     $          $           $           $
Fidelity's Equity Income Portfolio...................................     $          $           $           $
Fidelity's Growth Portfolio..........................................     $          $           $           $
Fidelity's Asset Manager Portfolio...................................     $          $           $           $
Morgan Stanley Emerging Markets Equity (International) Portfolio.....     $          $           $           $

----------------------
The foregoing is based on Fund expenses for the fiscal year ended December 31, 2000 and are examples only. Your expenses may be more or less than what is shown.


--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION

The following tables show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account for the specified periods. The financial data included in the tables should be read in conjunction with the financial statements and the related notes included in the Statement of Additional Information.


--------------------------------------------------------------------------------
PENN SERIES MONEY MARKET FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period


                                                                                Year Ended December 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................                            $10.000
Accumulation Unit Value, end of period ................................                            $10.321
Number of Accumulation Units outstanding, end of period ...............                            826,316


----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

----------------------------------------------------------------------------------------------------------------
PENN SERIES QUALITY BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                Year Ended December 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of  period..........................                            $10.000
Accumulation Unit Value, end of period.................................                            $ 9.877
Number of Accumulation Units outstanding, end of period................                            261,461

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

----------------------------------------------------------------------------------------------------------------
PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                Year Ended December 31,
                                                                       -----------------------------------------
                                                                                2000              1999 (a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................                            $10.000
Accumulation Unit Value, end of period ................................                            $10.020
Number of Accumulation Units outstanding, end of period ...............                             61,833

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

----------------------------------------------------------------------------------------------------------------
PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                Year Ended December 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period...........................                            $10.000
Accumulation Unit Value, end of period.................................                            $10.264
Number of Accumulation Units outstanding, end of period................                            164,772

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

----------------------------------------------------------------------------------------------------------------
PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                Year Ended December 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................                            $10.000
Accumulation Unit Value, end of period ................................                            $10.552
Number of Accumulation Units outstanding, end of period ...............                            544,267


----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

----------------------------------------------------------------------------------------------------------------
PENN SERIES GROWTH EQUITY FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                Year Ended December 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................                            $10.000
Accumulation Unit Value, end of period ................................                            $13.267
Number of Accumulation Units outstanding, end of period ...............                            371,063

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

----------------------------------------------------------------------------------------------------------------
PENN SERIES LARGE CAP VALUE  FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                Year Ended December 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................                            $10.000
Accumulation Unit Value, end of period ................................                            $ 9.823
Number of Accumulation Units outstanding, end of period ...............                            332,695

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

----------------------------------------------------------------------------------------------------------------
PENN SERIES INDEX 500 FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                Year Ended December 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................                            $10.000
Accumulation Unit Value, end of period ................................                            $11.913
Number of Accumulation Units outstanding, end of period ...............                            933,121

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

----------------------------------------------------------------------------------------------------------------
PENN SERIES MID CAP GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                Year Ended December 31,
                                                                       -----------------------------------------
                                                                                         2000(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................
Accumulation Unit Value, end of period ................................
Number of Accumulation Units outstanding, end of period ...............

----------------------
(a) For the period May 1, 2000 (date subaccount was established) through December 31, 2000.

----------------------------------------------------------------------------------------------------------------
PENN SERIES MID CAP VALUE FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                Year Ended December 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................                            $10.000
Accumulation Unit Value, end of period ................................                            $10.606
Number of Accumulation Units outstanding, end of period ...............                            163,977

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

----------------------------------------------------------------------------------------------------------------
PENN SERIES EMERGING GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                Year Ended December 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................                            $10.000
Accumulation Unit Value, end of period ................................                            $28.370
Number of Accumulation Units outstanding, end of period ...............                            259,172

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

----------------------------------------------------------------------------------------------------------------
PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                Year Ended December 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................                            $10.000
Accumulation Unit Value, end of period ................................                            $ 9.752
Number of Accumulation Units outstanding, end of period ...............                            109,420

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

----------------------------------------------------------------------------------------------------------------
PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                Year Ended December 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................                            $10.000
Accumulation Unit Value, end of period ................................                            $14.086
Number of Accumulation Units outstanding, end of period ...............                            169,274


----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

----------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN BALANCED PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                Year Ended December 31,
                                                                       -----------------------------------------
                                                                                2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................                            $10.000
Accumulation Unit Value, end of period ................................                            $13.285
Number of Accumulation Units outstanding, end of period................                             86,030

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

----------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' EQUITY-INCOME FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                Year Ended December 31,
                                                                       -----------------------------------------
                                                                               2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period ..........................                           $10.000
Accumulation Unit Value, end of period ................................                           $10.533
Number of Accumulation Units outstanding, end of period ...............                           381,000

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

----------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                Year Ended December 31,
                                                                       -----------------------------------------
                                                                               2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period...........................                           $10.000
Accumulation Unit Value, end of period.................................                           $13.562
Number of Accumulation Units outstanding, end of period................                           656,284

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

----------------------------------------------------------------------------------------------------------------
FIDELITY INVESTMENTS' ASSET MANAGER FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                Year Ended December 31,
                                                                       -----------------------------------------
                                                                               2000               1999(a)
                                                                       -----------------------------------------
Accumulation Unit Value, beginning of period...........................                           $10.000
Accumulation Unit Value, end of period.................................                           $10.980
Number of Accumulation Units outstanding, end of period................                            94,897


----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY EMERGING MARKETS EQUITY (INTERNATIONAL) FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                                                Year Ended December 31,
                                                                       -----------------------------------------
                                                                               2000               1999(a)
                                                                               ----               -------
Accumulation Unit Value, beginning of period ..........................                           $10.000
Accumulation Unit Value, end of period ................................                           $18.922
Number of Accumulation Units outstanding, end of period ...............                            35,779

----------------------
(a) For the period January 16, 1999 (date subaccount was established) through December 31, 1999.

         The financial statements of the Separate Account for the year ended December 31, 2000 are included in the statement of additional information referred to on the cover page of this prospectus.

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THE PENN  MUTUAL LIFE INSURANCE COMPANY

         Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.


--------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

         Penn Mutual established Penn Mutual Variable Annuity Account III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

         o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

         o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

--------------------------------------------------------------------------------
Accumulation Units

         Your assets in the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units on each day the New York Stock Exchange is open. When you invest in or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive your purchase payment or transfer request at our administrative office. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

         The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.20% and contract administration charge at an annual rate of 0.15% assessed against the subaccount.

--------------------------------------------------------------------------------
Voting Instructions

         You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

         If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We may change these procedures whenever we are required or permitted to do so by law.

--------------------------------------------------------------------------------
Investment Options in the Separate Account

The Separate Account currently has subaccounts that invest in the following
Funds:

--------------------------------------------------------------------------------
Penn Series Funds, Inc.:

         Money Market Fund -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

         Limited Maturity Bond Fund -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

         Quality Bond Fund -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

         High Yield Bond Fund -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

         Flexibly Managed Fund -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

         Growth Equity Fund -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

         Large Cap Value Fund (formerly, "Value Equity Fund") -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

         Index 500 Fund -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange.

         Mid Cap Growth Fund -- seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (i.e., between $1 billion and $8 billion) that have strong earnings growth potential.


         Mid Cap Value Fund -- seeks to achieve growth of capital by investing primarily in U.S. companies with market medium capitalizations that are undervalued.


         Emerging Growth Fund -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

         Small Cap Value Fund (formerly, "Small Capitalization Fund") -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

         International Equity Fund -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.


         Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds. Putnam Investment Management LLC, Boston, Massachusetts, is investment sub-adviser to the Large Cap Value Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Royce & Associates, Inc., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel USA Inc., New York, New York, is investment sub-adviser to the International Equity Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.


--------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust:

         Balanced Portfolio -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

         Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.

--------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund:

         Equity-Income Portfolio -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

         Growth Portfolio -- seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

--------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund II:

         Asset Manager Portfolio -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

         Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.


--------------------------------------------------------------------------------
Morgan Stanley's The Universal Institutional Funds, Inc.:

         Emerging Markets Equity (International) Portfolio -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

         Morgan Stanley Asset Management, New York, New York, is investment adviser to the Emerging Markets Equity (International) Portfolio.

         Shares of Penn Series are sold to other variable life and variable annuity separate accounts of Penn Mutual and its subsidiary, The Penn Insurance and Annuity Company. Shares of Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund and Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. are offered not only to variable annuity and variable life separate accounts of Penn Mutual, but also to such accounts of other insurance companies unaffiliated with Penn Mutual and, in the case of Neuberger Berman Advisers Management Trust and Morgan Stanley's The Universal Institutional Funds, Inc., directly to qualified pension and retirement plans. For more information on the possible conflicts involved when the Separate Account invests in Funds offered to other separate accounts, see the Fund prospectuses and Statements of Additional Information.

Read the Prospectuses of these Funds before investing.



--------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNT

         The Company's Fixed Account obligations are not registered under the Securities Act of 1933 and the general account of the Company (that funds the obligations) is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Account. Disclosure regarding the Fixed Interest Account, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.


--------------------------------------------------------------------------------
THE CONTRACT

An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in:

         o the Separate Account, through which you may invest in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley's The Universal Institutional Funds, Inc. See THE SEPARATE ACCOUNT in this Prospectus.

         o the Fixed Interest Account. The Fixed Interest Account is guaranteed and funded by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNT and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.


You decide, within Contract limits,

         o        how often you make a purchase payment and how much you invest;


         o the Funds and/or the Fixed Interest Account in which your purchase payments are invested;

         o whether or not to transfer money among the available Funds and Fixed Interest Account;


         o        the type of annuity that we pay and who receives it;

         o the Beneficiary or Beneficiaries to whom we pay death benefits; and

         o        the amount and frequency of withdrawals from the Contract
                  Value.

Your Contract has

         o an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

         o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

         We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

         The Contract is available to individuals and institutions. The Contracts also may be issued as individual retirement annuities under section 408(b) of the Internal Revenue Code (the "Code") in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified Contracts).

         You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

--------------------------------------------------------------------------------
How Do I Purchase a Contract?

         Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to our administrative office. We usually accept an application to purchase a Contract within two business days after we receive it. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

         The minimum purchase payment that we will accept is $5,000, although we may decide to accept lower amounts. We will accept total purchase payments under your Contract of up to $1 million. You must obtain our prior approval to make total purchase payments in excess of $1 million.

         The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual.

--------------------------------------------------------------------------------
What Types of Annuity Payments May I Choose?

         You may choose: (1) an annuity for a set number of years, (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) any other form of annuity that we may agree upon. You may choose a variable annuity (except for a set number of years), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant. Currently, during the Annuity Payout Period, your variable annuity may not be allocated to more than four subaccounts.

         Variable Annuity Payments. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

         When you purchase a variable annuity, you will pick an assumed interest rate of 3% or 5%. If the annual net investment return during the annuity payout period is greater than the rate chosen, your annuity payments will increase. If the annual net investment return is less, your payments will decrease. Choosing a higher assumed interest rate would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. Choosing a lower assumed interest rate would have the opposite effect.

         During the Variable Annuity Payout Period, you (or your Beneficiary in the event of death) may transfer your Annuity Unit Values among four subaccounts of the Separate Account that you choose on the Annuity Date. You may not select other subaccounts after the Annuity Date.

         Fixed Annuity Payments. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

                  Other Information.  Unless you tell us otherwise:

         o you will receive a life annuity with payments guaranteed for 10 years. Tax deferred annuities under Section 403(b) of the Code will receive a joint and survivor annuity.

         o the annuity will be split between fixed and variable in the same proportions as your Contract Value on the Annuity Date, except if your Contract Value is allocated to more than four subaccounts, the variable portion will be allocated to the Money Market subaccount until you give us instructions to allocate to not more than four subaccounts.

         o your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 95th birthday or
                  (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month.


         You may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000 ($20,000 for Contracts sold in New York), we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 ($20 for Contracts sold in New York) each. For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
What are the Death Benefits Under My Contract?

         You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

         If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our administrative office receives proof of death and other information required to process the payment. If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.

         If the Annuitant dies before the Annuity Date, we will pay a death benefit equal to the sum of the Variable Account death benefit and the Fixed Interest Account death benefit as of the date we receive proof of death and other information required to process the payment. The Variable Account death benefit is the greater of (1) the Variable Account Value; or (2) all purchase payments allocated and transfers made to the Variable Account, less withdrawals and amounts transferred out. The Fixed Interest Account death benefit is the Fixed Interest Account Value.

         We generally pay the death benefit within seven days after we receive proof of death and all required information.


         Optional Enhanced Guaranteed Minimum Death Benefit Riders. If the Annuitant is age 80 or less, you may purchase an enhanced guaranteed minimum death benefit rider as part of your Contract at the time the contract is issued. The enhanced death benefit will be paid in place of the Variable Account death benefit, if it is greater. We offer two different enhanced guaranteed minimum death benefit riders. You may purchase one rider at the time you purchase your Contract.

         Guaranteed Minimum Step-Up Death Benefit Rider. The minimum death benefit will be paid if the Annuitant is 80 years of age or less at the time of death. The minimum death benefit is the highest Variable Account Value on the current or prior contract anniversary dates, adjusted as follows. The Variable Account Value on an anniversary date will be adjusted upward by the amount of any purchase payments allocated and transfers made to the Variable Account after the anniversary date, and before the next anniversary date, and adjusted downward by an amount that is in the same proportion that the Variable Account Value was decreased by transfers and withdrawals (including any deferred sales charge) after the anniversary date and before the next anniversary date.

         Guaranteed Minimum Rising-Floor Death Benefit Rider. The minimum death benefit will be paid if the Annuitant is 80 years of age or less at the time of death. The minimum death benefit is the sum of all purchase payments allocated and transfers made to the Variable Account, minus a reduction for any withdrawals or transfers made from the Variable Account (as described below), plus interest at 5%. Interest is calculated for the periods amounts are held in the Variable Account, but not for any period after the Annuitant attains 80 years of age. If a withdrawal or transfer is made from the Variable Account prior to death, the guaranteed minimum death benefit will be reduced by an amount that is in the same proportion that the amount withdrawn or transferred from the Variable Account (including any contingent deferred sales charge) was to the Variable Account Value on the date of the withdrawal or transfer. The benefit may not exceed two times the purchase payments and transfers allocated to the Variable Account, less withdrawals and transfers out.

         An enhanced guaranteed minimum death benefit will terminate if you withdraw or transfer the full Variable Account Value from your Contract. For information on the cost of the enhanced guaranteed minimum death benefits, see What Charges Do I Pay? In this Prospectus.

         Optional Estate Enhancement Rider: You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other required information to process the payment. The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

         The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contact, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 0.40% if the Annuitant is age 60 or less at date of issue of the Contract, 0.35% if between ages 61 and 70, and 0.30% if between ages 71 and 80. The limit is $400 for every $1,000 of total purchase payments net of withdrawals, if the Annuitant is age 60 or less at date of issue of the Contract, $350 for every $1,000 of total purchase payments net of withdrawals if between ages 61 and 70, and $300 for every $1,000 of total purchase payments net of withdrawals if between ages 71 and 80.

         Example 1. Assume an individual purchases the Contract at age 50 with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Account Value is $30,000. The benefit amount would be $16,000, which is 0.40% of $40,000 (the sum of the Variable Account Value ($90,000), and the Fixed Account Value ($30,000) and withdrawals ($20,000), less purchase payments ($100,000)). The benefit cap would be $32,000 ($400 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be $16,000.

         Example 2. Assume an individual purchases the Contract at age 50 with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the individual dies the Variable Account Value is $140,000 and the Fixed Account Value is $30,000. The benefit amount would be $36,000, which is 0.40% of $90,000 (the sum of the Variable Account Value ($140,000), the Fixed Account Value ($30,000) and withdrawals ($20,000), less purchase payments ($100,000)). The benefit cap would be $32,000 ($400 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be capped at $32,000.

         Choosing a Lump Sum or Annuity. Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity. Your Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.

         o If the Beneficiary chooses a lump sum, he or she may ask us to postpone payment of the lump sum for up to five years (until paid out, the death benefit will be allocated to subaccounts of the Separate Account and/or the Fixed Interest Account as directed by the Beneficiary).


         o If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death. Payments will be made over the Beneficiary's life or over a period not longer than the Beneficiary's life expectancy.

         o If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.


         If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit. If the spouse elects to become the Contract Owned, the Contract Value will be adjusted to equal the death benefit. Further, the spouse may exchange the continued Contract for a new variable contract issued by us; and the Contract Value transferred to the new contract in the exchange will not be subject to a contingent deferred sales charge.


         If there is more than one surviving Beneficiary, they must choose their portion of the death benefit in accordance with the above options.

         If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of annuity.

         For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
May I Transfer Money Among Subaccounts and the One Year Fixed Interest Account?

         Before the Annuity Date. You may transfer your Contract Value among subaccounts of the Separate Account and the One Year Fixed Interest Account.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount or Fixed Interest Account. In the case of partial transfers, the amount remaining in the subaccount or Fixed Interest Account must be at least $250.

         o You may transfer amounts from the Fixed Interest Account only at the end of the interest period or within 25 days thereafter.


         o You may transfer from the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account to a subaccount of the Separate Account as described under Dollar Cost Averaging below.

         o You may not transfer from a subaccount of the Separate Account to the Six Month Dollar Cost Averaging Account or the Twelve Month Dollar Cost Averaging Account.


         After the Annuity Date. You or the Beneficiary (upon your death or the death of the Annuitant) may transfer amounts among subaccounts of the Separate Account.

         o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount. In the case of partial transfers, the amount remaining in the subaccount must be at least $250.

         o Transfers are currently limited to the four subaccounts selected at the time of annuitization.


         General Rules. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. A transfer request must be received at our administrative office, and all other administrative requirements must be met to make the transfer. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone. For transfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so. The Contract is not designed for individuals and professional market timing organizations that use programmed and frequent transfers among investment options. We therefore reserve the right to change our telephone transaction policies and procedures at any time to restrict the use of telephone transfers for market timing and to otherwise restrict market timing when we believe it is in the interest of all of our Contract Owners to do so.

         Dollar Cost Averaging. Dollar cost averaging is a way to invest in securities which are purchased at regular intervals in fixed dollar amounts, so that the cost of the securities gets averaged over time and possibly over market cycles. You may allocate or transfer money to a six month dollar cost averaging account or a twelve month dollar cost averaging account, and have a fixed percentage transferred monthly or quarterly from the account to variable subaccounts to achieve dollar cost averaging. Dollar cost averaging may also be done from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount and Quality Bond Subaccount. You may dollar cost average from the variable accounts for up to 60 months, from the six month dollar cost averaging account for up to 6 months and from the twelve month dollar cost averaging account for up to twelve months. If you stop the program while in the six or twelve month dollar cost averaging accounts, any money left in the account will be transferred into the One Year Fixed Interest Account.


         Automatic Rebalancing. Automatic Rebalancing is a way to transfer money from those subaccounts that have increased in value to those subaccounts that have decreased in value. Over time, this may help you to sell high and buy low, although there can be no assurance of this. If you have a Contract Value of at least $10,000 you may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

         Dollar cost averaging and automatic rebalancing may not be in effect at the same time.

--------------------------------------------------------------------------------
May I Withdraw Any of My Money?

         Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive a proper written request for withdrawal at our administrative office (and the Contract, in case of a full withdrawal). We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.


         o The minimum withdrawal is $500. If it is your first withdrawal in a Contract Year, the minimum withdrawal is the Free Withdrawal Amount if less than $500.

         o You may make a partial withdrawal only if the amount remaining in the contract is at least $5,000 and the balance remaining in each subaccount or the Fixed Interest Account is at least $250.

         o If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from the Fixed Interest Account beginning with the fixed interest account with the shortest interest period.


         Systematic Withdrawals. If your Contract Value is at least $25,000 and you have not made a Free Withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your Free Withdrawal Amount, and the minimum amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See Free Withdrawals below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

         403(b) Withdrawals. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

--------------------------------------------------------------------------------
Deferment of Payments and Transfers

         We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

--------------------------------------------------------------------------------
What Charges Do I Pay?

         The following discussion explains the Contract charges that you pay. You also pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.


         Administration Charges. These charges reimburse us for administering the Contract and the Separate Account.


         o We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $40 or 2% of your Variable Account Value. You will not pay this charge if your Variable Account Value is more than $100,000. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

         o We deduct from the net asset value of the Separate Account a daily administration charge that will not exceed an effective annual rate of 0.15%.

         For transfers among investment options other than dollar cost averaging and automatic rebalancing, we reserve the right to charge for making the transfer, although we have no present intention of doing so.


         Mortality and Expense Risk Charge. We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that will not exceed an effective annual rate of 1.20%. This charge compensates us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity pay-out phases of the Contract.

         Contingent Deferred Sales Charge. This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of the Company, which may include proceeds from the mortality and expense risk charge.

         You pay this charge only if you withdraw a purchase payment within seven years of the effective date of payment. The following table shows the schedule of the contingent deferred sales charge that will be applied to withdrawal of a purchase payment, after allowing for the free withdrawals which are described in the next subsection.

         Number of Full Contract
         Years Since Purchase Payment                                                     Applicable Charge
-------------------------------------------------------------------------------------------------------------------
                  0                                                                               7%
-------------------------------------------------------------------------------------------------------------------
                  1                                                                               7%
-------------------------------------------------------------------------------------------------------------------
                  2                                                                               6%
-------------------------------------------------------------------------------------------------------------------
                  3                                                                               5%
-------------------------------------------------------------------------------------------------------------------
                  4                                                                               4%
-------------------------------------------------------------------------------------------------------------------
                  5                                                                               3%
-------------------------------------------------------------------------------------------------------------------
                  6                                                                             1.5%
-------------------------------------------------------------------------------------------------------------------
                  7                                                                               0%
-------------------------------------------------------------------------------------------------------------------

         Purchase payments will be treated as withdrawn on a first-in, first-out basis, and will be treated as withdrawn before gains from market appreciation or interest is withdrawn from the Contract. However, for Contracts sold to certain charitable remainder trusts, any gains will be treated as withdrawn first before the withdrawal of purchase payments.

         The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not unfairly discriminate against any Contract Owner.


         Free Withdrawals. The following withdrawals may be made free of the contingent deferred sales charge.

         o Seven-Year-Old Purchase Payments. You may withdraw any purchase payment that was made more than 7 years before the withdrawal without incurring a contingent deferred sales charge.

         o Annual Withdrawals of 15% of Purchase Payments. On the last day of the first contract year and once each contract year thereafter, you may withdraw, without incurring a contingent deferred sales charge, up to 15% of total purchase payments as of the date of the request. You may take a free withdrawal on a single sum basis or systematically, but not both. The free withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the free withdrawal limit in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis. This free withdrawal applies only to the first withdrawal request made in a contract year and the amount is not cumulative from year to year.

         o Cumulative Free Withdrawals. In lieu of the annual 15% purchase withdrawal right described in the preceding section, you may purchase the cumulative free withdrawal rider with your contract at the time the Contract is issued. Under this rider, you may elect to withdraw up to 10% of your purchase payments in a contract year. To the extent that the free withdrawal amount in a Contract year is not withdrawn, such free withdrawal amount may be carried forward and taken in a subsequent Contract year, subject to the limit of 50% of total purchase payments as of the date of withdrawal. The free withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the free withdrawal limit in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis.

         o Medically Related Withdrawal. Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states.

         o Disability Related Withdrawal. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

         o Other Withdrawals. There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Code.

         Contract Rider Charges. You may elect to purchase optional contract riders to increase the benefits paid under your Contract.

         Enhanced Guaranteed Minimum Step-Up Death Benefit Rider. The current charge for the rider is 0.20% of the average annual Variable Account Value. We may, at our discretion, raise the current charge to a maximum rate of 0.25%.

         Enhanced Guaranteed Minimum Raising-Floor Death Benefit Rider. The current and guaranteed charge for the rider is 0.35% of the average annual Variable Account Value.

         Estate Enhancement Death Benefit Rider. For Annuitants who are 60 years of age or less, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Account Value. For Annuitants between the age of 61 and 70 years, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issue ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively.

         The charges for the enhanced guaranteed minimum and for the estate enhancement death benefit riders will be made on each Contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.


         Premium Taxes:

         Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3 1/2%.


--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

         We may advertise total return performance and annual changes in accumulation unit values.

         Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the underlying Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We also may show average annual rates of total return, assuming investment on the inception date of the underlying Fund, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

--------------------------------------------------------------------------------
General Information

         You may allocate or transfer money to our One Year Fixed Interest Account. The interest rate that you earn on money in this account is set at the time you invest and will not vary during the one year period. The rate will never be less than 3%.


         If you participate in our dollar cost averaging program, you may allocate money to a six month or twelve month dollar cost averaging account in our Fixed Account. The interest rate that you earn is set at the time that you invest and will not vary during the period. The rate will never be less than 3%. If you stop dollar cost averaging while money is allocated to a dollar cost average account, your money will be transferred to the One Year Fixed Interest Account unless you specify a different investment option.

         You may transfer money in the Fixed Account to subaccounts of the Separate Account, subject to the provisions of your Contract. If you do not withdraw or reallocate money in the One Year Fixed Interest Account within 25 days after the end of an interest period, we will treat it as a new allocation to the One Year Fixed Interest Account.

--------------------------------------------------------------------------------
Loans Under Section 403(b) Contracts

         If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in the Fixed Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.


         When you borrow, an amount equal to your loan will be transferred, as collateral, from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 1 1/2 percentage points less than the rate of interest that we charge you on the loan. The lowest possible interest that you could earn on your Restricted Account assets is 2 1/2 percentage points less than the rate charged on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

         Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market subaccount. You may then transfer amounts from the Money Market subaccount to the other investment options offered under the Contract.

         If you are in default, we will report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

         Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

--------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

         The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

         You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.


         Withdrawals and Death Benefits. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is your grandchild or more than 37 1/2 years younger, you may be subject to Generation Skipping Transfer Tax treatment under Section 2601 of the Code.


         In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

         Annuity Payments. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

         Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

         Early Withdrawals. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on:

         o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

         o   withdrawals made on or after age 59 1/2;


         o   distributions made after death; or


         o   withdrawals attributable to total and permanent disability.

         Transfers. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

         Separate Account Diversification. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Variable

Insurance Products Fund, Variable Insurance Products Fund II, and The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

         The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. In 1986 the Treasury Department stated that it would provide guidance, by way of regulation or ruling, on the "extent to which Policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets." As of the date of this Prospectus, no ruling or regulation has been issued by the Treasury Department addressing variable annuity contracts of the type described in the Prospectus.


         Qualified Plans. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs) and certain tax deferred annuities qualified under Section 403(b) of the Code. Qualified Contracts have special provisions in order to be treated as qualified under the Code.

         For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

         Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age
70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

         Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

         This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS


         The financial statements of the Separate Account and the consolidated financial statements of Penn Mutual appear in the Statement of Additional Information. The consolidated financial statements of Penn Mutual should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Contracts.


-----------------------------------------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

-----------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS........................................................................................
         First Variable Annuity Payments.........................................................................
         Subsequent Variable Annuity Payments....................................................................
         Annuity Units...........................................................................................
         Value of Annuity Units..................................................................................
         Net Investment Factor...................................................................................
         Assumed Interest Rate...................................................................................
         Valuation Period........................................................................................

-----------------------------------------------------------------------------------------------------------------
PERFORMANCE DATA.................................................................................................
         Average Annual Total Return.............................................................................
         Average Rate of Change in Accumulation..................................................................

-----------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES........................................................................

-----------------------------------------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS........................................................................................

-----------------------------------------------------------------------------------------------------------------
CUSTODIAN........................................................................................................

-----------------------------------------------------------------------------------------------------------------
INDEPENDENT AUDITORS.............................................................................................

-----------------------------------------------------------------------------------------------------------------
LEGAL MATTERS....................................................................................................

-----------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS.............................................................................................

-----------------------------------------------------------------------------------------------------------------

                                     PART B


                       Information Required in a Statement

                            of Additional Information

STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 2001
--------------------------------------------------------------------------------

PENNANT SELECT

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
Philadelphia, Pennsylvania 19172 o  Telephone (800) 523-0650
--------------------------------------------------------------------------------

This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus for the Pennant Select Contract, dated May 1, 2001. The Contract is funded through Penn Mutual Variable Account III (referred to as the "Separate Account"). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (the "Company"), Customer Service Group, Philadelphia, PA 19172. Or you may call (800) 523-0650. Terms used in this statement of additional information have the same meaning as the Prospectus.
--------------------------------------------------------------------------------

Table of Contents

--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYMENTS......................................................
         First Variable Annuity Payments.......................................
         Subsequent Variable Annuity Payments..................................
         Annuity Units.........................................................
         Value of Annuity Units................................................
         Net Investment Factor.................................................
         Assumed Interest Rate.................................................
         Valuation Period......................................................

--------------------------------------------------------------------------------

PERFORMANCE DATA...............................................................
         Average Annual Total Return...........................................
         Annual Rate of Change in Accumulation Unit Values.....................

--------------------------------------------------------------------------------

ADMINISTRATIVE AND RECORDKEEPING SERVICES......................................

--------------------------------------------------------------------------------

DISTRIBUTION OF CONTRACTS......................................................

--------------------------------------------------------------------------------

CUSTODIAN......................................................................

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS...........................................................

--------------------------------------------------------------------------------

LEGAL MATTERS..................................................................

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS...........................................................

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

VARIABLE ANNUITY PAYMENTS

--------------------------------------------------------------------------------

First Variable Annuity Payment

         When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the Annuity 2000 Basic Table with interest rates at 3% or 5%.

--------------------------------------------------------------------------------

Subsequent Variable Annuity Payments

         The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

--------------------------------------------------------------------------------

Annuity Units

         For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

--------------------------------------------------------------------------------

Value of Annuity Units

         The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% or 5%, as applicable, built into the annuity tables.

--------------------------------------------------------------------------------

Net Investment Factor

         For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

Where (a) is:

         The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period plus

         The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period plus or minus

         A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

Where (b) is:

         The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period plus or minus

         The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

Where (c) is:

         The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.35% of the daily net asset value of the subaccount.

--------------------------------------------------------------------------------

Assumed Interest Rate

         Assumed interest rates of 3% or 5% are included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate on an annual basis is equal to the assumed interest rate you have selected, annuity payments will be level.

--------------------------------------------------------------------------------

Valuation Period

         Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

--------------------------------------------------------------------------------

PERFORMANCE DATA

--------------------------------------------------------------------------------

Average Annual Total Return

         The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission and average annual total return and cumulative total return information based upon different hypothetical assumptions.

Table 1 Average Annual Total Return On $1,000 investment -- Computed as
        Prescribed by the SEC

                                                                  Average Annual Total Return
                                                   ---------------------------------------------------------
                                                                  From        Ten        Five          One
                                                               Inception     Years       Years        Year
                                                   Inception    Through      Ended       Ended        Ended
Fund (Manager)                                      Date*       12/31/00   12/31/00    12/31/00     12/31/00
--------------                                      ------      --------   --------    --------     --------
Quality Bond Fund (a)............................   3/17/87        %           %           %            %
     (Independence Capital)
Limited Maturity Bond (a)........................   5/1/01         %          N/A         N/A          N/A
     (Independence Capital)
High Yield Bond Fund (a).........................   8/6/84         %           %           %            %
     (T. Rowe Price)
Flexibly Managed Fund (a)........................   7/31/84        %           %           %            %
     (T. Rowe Price)
Growth Equity Fund (a)...........................   6/1/83         %           %           %            %
     (Independence Capital)
Large Cap Value Fund (a).........................   3/17/87        %           %           %            %
     (Putnam)
Index 500 (a)....................................   5/1/01         %          N/A         N/A          N/A
     (Wells)
Mid Cap Growth (a)...............................   5/1/01         %          N/A         N/A          N/A
     (Turner)
Mid Cap Value (a)................................   5/1/01         %          N/A         N/A          N/A
      (Neuberger Berman)
Emerging Growth Fund (a).........................   5/1/97         %           %           %            %
     (RS Investment Management)
Small Cap Value Fund (a).........................   5/1/95         %           %           %            %
     (Royce)
International Equity Fund (a)....................   11/1/92        %           %           %            %
     (Vontobel)
Balanced Portfolio (b)...........................   5/3/93         %           %           %            %
     (Neuberger Berman)
Equity-Income Portfolio (c)......................   5/1/95         %           %           %            %
     (Fidelity Investments)
Growth Portfolio (c).............................   5/1/95         %           %           %            %
     (Fidelity Investments)
Asset Manager Portfolio (d)......................   5/1/95         %           %           %            %
     (Fidelity Investments)
Emerging Markets Equity (International) (e)         5/1/97         %           %           %            %
     (Morgan Stanley)

------------------

* Date the underlying fund was first offered through a subaccount of the Separate Account.

(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.

Table 2 Average Annual Total Return on $1,000 Investment - Assumes No Contingent
        Deferred Sales Charge and Investment on Inception Date of the
        Underlying Fund

                                                                     Average Annual Total Return
                                                  ---------------------------------------------------------
                                                              From           Ten        Five          One
                                                             Inception      Years       Years        Year
                                                  Inception  Through        Ended       Ended        Ended
Fund (Manager)*                                    Date*     12/31/00     12/31/00    12/31/00     12/31/00
--------------                                    ---------  --------     --------    --------     --------
Quality Bond Fund (a)...........................   3/17/87        %           %           %            %
     (Independence Capital)
Limited Maturity Bond (a).......................   5/1/01         %          N/A         N/A          N/A
     (Independence Capital)
High Yield Bond Fund (a)........................   8/6/84         %           %           %            %
     (T. Rowe Price)
Flexibly Managed Fund (a).......................   7/31/84        %           %           %            %
     (T. Rowe Price)
Growth Equity Fund (a)..........................   6/1/83         %           %           %            %
     (Independence Capital)
Large Cap Value Fund (a)........................   3/17/87        %           %           %            %
     (Putnam)
Index 500 (a)....................................  5/1/01         %          N/A         N/A          N/A
     (Wells)
Mid Cap Growth (a)...............................  5/1/01         %          N/A         N/A          N/A
     (Turner)
Mid Cap Value (a)................................  5/1/01         %          N/A         N/A          N/A
      (Neuberger Berman)
Emerging Growth Fund (a)........................   5/1/97         %           %           %            %
     (RS Investment Management)
Small Cap Value Fund (a)........................   3/1/95         %           %           %            %
     (Royce)
International Equity Fund (a)...................   11/1/92        %           %           %            %
     (Vontobel)
Balanced Portfolio (b)..........................   2/28/89        %           %           %            %
     (Neuberger Berman)
Equity-Income Portfolio (c).....................   10/9/86        %           %           %            %
     (Fidelity Investments)
Growth Portfolio (c)............................   10/9/86        %           %           %            %
     (Fidelity Investments)
Asset Manager Portfolio (d).....................   9/6/89         %           %           %            %
     (Fidelity Investments)
Emerging Markets Equity (International) (e).....   10/1/96        %           %           %            %
     (Morgan Stanley)

-------------

*    Date underlying fund was established.

(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.

Table 3 Average Annual Total Return on $10,000 Investment - Assumes No
        Contingent Deferred Sales Charge and Investment on Inception Date of the Underlying Fund

                                                                   Average Annual Total Return
                                                   ---------------------------------------------------------
                                                               From           Ten        Five          One
                                                   Inception  Inception      Years       Years        Year
                                                   Inception  Through        Ended       Ended        Ended
Fund (Manager)*                                      Date*    12/31/00     12/31/00    12/31/00     12/31/00
---------------                                    ---------  --------     --------    --------     --------
Quality Bond Fund (a)............................   3/17/87        %           %           %            %
     (Independence Capital)
Limited Maturity Bond (a)........................   5/1/01         %          N/A         N/A          N/A
     (Independence Capital)
High Yield Bond Fund (a).........................   8/06/84        %           %           %            %
     (T. Rowe Price)
Flexibly Managed Fund (a)........................   7/31/84        %           %           %            %
     (T. Rowe Price)
Growth Equity Fund (a)...........................   6/1/83         %           %           %            %
     (Independence Capital)
Large Cap Value Fund (a).........................   3/17/87        %           %           %            %
     (Putnam)
Index 500 (a)....................................   5/1/01         %          N/A         N/A          N/A
     (Wells)
Mid Cap Growth (a)...............................   5/1/01         %          N/A         N/A          N/A
     (Turner)
Mid Cap Value (a)................................   5/1/01         %          N/A         N/A          N/A
      (Neuberger Berman)
Emerging Growth Fund (a).........................   5/1/97         %           %           %            %
     (RS Investment Management)
Small Cap Value Fund (a).........................   3/1/95         %           %           %            %
     (Royce)
International Equity Fund (a)....................   11/1/92        %           %           %            %
     (Vontobel)
Balanced Portfolio (b)...........................   2/28/89        %           %           %            %
     (Neuberger Berman)
Equity-Income Portfolio (c)......................   10/9/86        %           %           %            %
     (Fidelity Investments)
Growth Portfolio (c).............................   10/9/86        %           %           %            %
     (Fidelity Investments)
Asset Manager Portfolio (d)......................   9/6/89         %           %           %            %
     (Fidelity Investments)
Emerging Markets Equity (International) (e)......   10/1/96        %           %           %            %
     (Morgan Stanley)

---------------

*    Date underlying fund was established.

(a)  Penn Series Funds, Inc.
(b)  Neuberger Berman Advisers Management Trust
(c)  Variable Insurance Products Fund
(d)  Variable Insurance Products Fund II
(e)  The Universal Institutional Funds, Inc.

         Average annual total returns in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)n=ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the withdrawal value at the end of the periods shown. The computation assumes that the contract charge is allocated across all available subaccounts by an average Contract Owner and that the Contract Value is of average size. The returns are computed according to the formula and assumptions prescribed by the SEC.

         Average annual rates of total return in Tables 2 and 3 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the Contract account value at the end of the periods shown, in accordance with the following formula:
P(1+T)n=FV. In the formula, P is a hypothetical investment of $1,000 in Table 2 and $10,000 in Table 3; T is the average annual total return; n is the number of years; and FV is the Contract Value. The computations assume that no withdrawals were made at the end of the periods, and therefore do not reflect the contract's contingent deferred sales charge which declines from 7% to 0% over seven years. The computation assumes that the contract charge is allocated across all available subaccounts by an average contract owner and that the contract value is of average size. The returns also show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund. The returns are based upon hypothetical assumptions which are not prescribed by the SEC.

--------------------------------------------------------------------------------

Annual Rate of Change in Accumulation Unit Values

Table 4  Annual Rate of Change in Accumulation Unit Values

         Table 4 shows the changes in values of accumulation units for each subaccount of the Separate Account for calendar years 1999 and 2000. Accumulation unit values do not reflect the $40 annual contract or account administration charge or the contingent deferred sales charge that may be applicable to a withdrawal from the Contract. Annual Rate of Change in Accumulation Unit Values


Fund (Manager)*                                           2000       1999
---------------                                           ----       ----
Money Market (a)................................              %      3.21%
         (Independence Capital)
Limited Maturity Bond (a).......................              %       N/A
         (Independence Capital)
Quality Bond (a)................................              %     -1.23%
         (Independence Capital)
High Yield Bond (a).............................              %      2.64%
         (T. Rowe Price)
Flexibly Managed (a)............................              %      5.52%
         (T. Rowe Price)
Growth Equity (a)...............................              %     32.67%
         (Independence Capital)
Large Cap Value (a).............................              %     -1.77%
         (Putnam)
Index 500 (a)...................................              %       N/A
         (Wells)
Mid Cap Growth (a)..............................              %       N/A
         (Turner)
Mid Cap Value (a)...............................              %       N/A
         (Neuberger Berman)
Emerging Growth Fund (a)........................              %    183.70%
         (RS Investment Management)
Small Cap Value Fund (a)........................              %     -2.48%
         (Royce)
International Equity (a)........................              %     40.86%
         (Vontobel)
Balanced Portfolio (b)..........................              %     32.85%
         (Neuberger Berman)
Equity-Income Portfolio (c).....................              %      5.33%
         (Fidelity Investments)
Growth Portfolio (c)............................              %     35.62%
         (Fidelity Investments)
Asset Manager Portfolio (d).....................              %      9.80%
         (Fidelity Investments)
Emerging Markets Equity (International) (e)....               %     89.22%
         (Morgan Stanley)

-------------
* Performance information is not shown for subaccounts which began investing in new funds on the date of this prospectus.
(a)      Penn Series Funds, Inc.
(b)      Neuberger Berman Advisers Management Trust
(c)      Variable Insurance Products Fund
(d)      Variable Insurance Products Fund II
(e)      The Universal Institutional Funds, Inc.

              -----------------------------------------------------

         The performance information set forth above is for past performance of the Funds, assuming the subaccounts of the Separate Account had invested in the Funds from the date the underlying Fund was first available through a subaccount of the Separate Account or the date the underlying Fund was established. The performance information is not an indication or representation of future performance.

--------------------------------------------------------------------------------

ADMINISTRATIVE AND RECORDKEEPING SERVICES

         The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

--------------------------------------------------------------------------------

DISTRIBUTION OF CONTRACTS

         Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"), serves as principal underwriter of the Contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 1999, Penn Mutual paid commissions of approximately $__________ to HTK.

         The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 7% and trailer commissions based on a percentage of Contract Value may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

--------------------------------------------------------------------------------

CUSTODIAN

         The Company is custodian of the assets held in the Separate Account.

--------------------------------------------------------------------------------

INDEPENDENT AUDITORS

         Ernst & Young LLP serves as independent auditors of The Penn Mutual Life Insurance Company and Penn Mutual Variable Annuity Account III. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA.

--------------------------------------------------------------------------------

LEGAL MATTERS

         Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts. Their offices are located at 1701 Market Street, Philadelphia, PA.

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

         The financial statement of the Separate Account and the consolidated financial statements of Penn Mutual appear on the following pages. The consolidated financial statements of Penn Mutual should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Contracts.

                 [FINANCIAL STATEMENTS TO BE FILED BY AMENDMENT]

                                     PART C


                                Other Information

Item 24.       Financial Statements and Exhibits

               (a)   Financial Statements included in Part B:

                     Financial Statements of Penn Mutual Variable Annuity Account III. To be filed by amendment.

               (b)   Exhibits

                     1.     (a)     Resolutions of Executive Committee of Board
                                    of Trustees of The Penn Mutual Life
                                    Insurance Company authorizing the
                                    establishment of the Registrant. Previously filed as Exhibit 1(a) to this Registration
                                    Statement on September 3, 1998 (File No.
                                    333-62811 and Accession No.
                                    0001036050-98-001504) and incorporated
                                    herein by reference.

                            (b) Resolutions of Executive Committee of Board of Trustees of the Penn Mutual Life Insurance Company authorizing investments of the Registrant. Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement on April 27, 1999 (File No. 333-62825 and Accession No. 0000950116-99-000834) and incorporated herein by reference.

                     2.             Not applicable

                     3.     (a)(1)  Sales Support Agreement between The Penn
                                    Mutual Life Insurance Company and Horner,
                                    Townsend & Kent, Inc., a wholly-owned
                                    subsidiary of Penn Mutual. Previously filed as Exhibit 3(a) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (File No. 333-62811 and
                                    Accession No. 0001036050-98-002055) and
                                    incorporated herein by reference.

                            (a)(2) Schedule I to the Sales Support Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Previously filed as exhibit 3(a)(2) to Pre-Effective Amendment No. 1 to the Registration Statement on September 28, 2000 (File No. 333-39804 and Accession No. 0000950116-00-002423) and incorporated herein by reference.

                            (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Previously filed as Exhibit 3(b) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (File No. 333- 62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

                            (c) Form of Agent's Agreement relating to broker-dealer supervision. Previously filed as Exhibit 3(c) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No.
                                    0001036050-98-001504) and incorporated
                                    herein by reference.

                            (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Previously filed as Exhibit 3(d) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (File No. 333- 62811 and Accession No. 0001036050-98-002055) and incorporated herein by reference.

                            (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Previously filed as Exhibit 3(e) to the Post-Effective Amendment to the Registration Statement on April 27, 1999 (File No. 333-62825 and Accession No. 0000950116-99-000834) and incorporated herein by reference.

                            (f)     Form of Addendum (Form 98-1) to
                                    Broker-Dealer Selling Agreement. Previously filed as Exhibit 3(f) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No.
                                    0001036050-98-001504) and incorporated
                                    herein by reference.

                     4.     (a)     Individual Variable and Fixed Annuity
                                    Contract (Form VAA-98). Previously filed as
                                    Exhibit 4(a) to Pre-Effective Amendment No.
                                    1 to this Registration Statement on November
                                    30, 1998 (File No. 333-62811 and Accession
                                    No. 0001036050-98-002055) and incorporated
                                    herein by reference.

                            (b) Rider -- Guaranteed Minimum Death Benefit -- Rising Floor (GDBRF-98). Previously filed as
                                    Exhibit 4(b) to Pre-Effective Amendment No.
                                    1 to this Registration Statement on November
                                    30, 1998 (File No. 333-62811 and Accession
                                    No. 0001036050-98-002055) and incorporated
                                    herein by reference.

                            (c) Rider -- Guaranteed Minimum Death Benefit -- Step Up (GDBSU-98). Previously filed as
                                    Exhibit 4(c) to Pre-Effective Amendment No.
                                    1 to this Registration Statement on November
                                    30, 1998 (File No. 333-62811 and Accession
                                    No. 0001036050-98-002055) and incorporated
                                    herein by reference.

                            (d) Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Previously filed as Exhibit 4(d) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                            (e) Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract. Previously filed as Exhibit 4(e) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                            (f) Endorsement No. 1536-98 to Individual Variable and Fixed Annuity Contract. Previously filed as Exhibit 4(f) to Pre-Effective Amendment No. 1 to the Registration Statement on February 24, 1999 (File No. 333-62811 and Accession No. 0000950116-99-000291) and incorporated herein by reference.

                            (g) Endorsement No. 1720-01 to Individual Variable and Fixed Annuity Contract. Filed herewith.

                            (h) Endorsement No. 1721-01 to Individual Variable and Fixed Annuity Contract. Filed herewith.

                     5. Application (Form PM5790) for Individual Variable Annuity Contract. Previously filed as Exhibit 5 to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and
                                    incorporated herein by reference.

                     6.     (a)     Charter of The Penn Mutual Life Insurance
                                    Company (May 1983). Previously filed as
                                    Exhibit 6(a) to this Registration Statement on September 3, 1998 (File No. 333-62811 and
                                    Accession No. 0001036050-98-001504) and
                                    incorporated herein by reference.

                            (b) By-laws of The Penn Mutual Life Insurance Company, as amended through February 21, 1997. Previously filed as Exhibit 6(b) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                     7.             None

                     8.     (a)(1)  Form of Sales Agreement between The Penn
                                    Mutual Life Insurance Company and Neuberger
                                    & Berman Advisers Management Trust.
                                    Previously filed as Exhibit 8(b)(1) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                            (a)(2)  Form of Assignment and Modification
                                    Agreement between Neuberger & Berman
                                    Management Incorporated, Neuberger & Berman
                                    Advisers Management Trust, Advisers Managers
                                    Trust and The Penn Mutual Life Insurance
                                    Company. Previously filed as Exhibit 8(b)(2) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-001504) and incorporated herein by reference.

                            (a)(3) Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Previously filed as
                                    Exhibit 8(b)(3) to Post-Effective Amendment
                                    No.5 to the Registration Statement of Penn
                                    Mutual Variable Life Account I on April 30,
                                    1997 (File No. 33-54662 and Accession No.
                                    0000950109-97-003328) and incorporated
                                    herein by reference.

                            (b) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Previously filed as
                                    Exhibit 8(b) to the Registration Statement on June 21, 2000 (File No. 333-39804 and
                                    Accession No. 0000950116-00-001502) and
                                    incorporated herein by reference.

                            (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Previously filed as Exhibit 8(d) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-
                                    001504) and incorporated herein by
                                    reference.

                            (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Previously filed as Exhibit 8(e) to this Registration Statement on September 3, 1998 (File No. 333-62811 and Accession No. 0001036050-98-
                                    001504) and incorporated herein by
                                    reference.

                            (e) Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Previously filed as
                                    Exhibit 8(f) to Post-Effective Amendment No.
                                    2 to the Registration Statement of PIA
                                    Variable Annuity Account I on April 30, 1998
                                    (File No. 33-83120 and Accession No.
                                    0000950109-97-003327) and incorporated
                                    herein by reference.

                     9. Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. To be filed by amendment.

                     10.    (a)     Consent of Ernst & Young LLP. To be filed by
                                    amendment.

                            (b)     N/A

                     11.            Not applicable.

                     12.            Not applicable.

                     13. Schedule of Computation of Performance Quotations. To be filed by amendment.

                     14.    (a)     Powers of Attorney of Trustees (except Ms.
                                    Bloch and Messrs. Notebaert and Rock).
                                    Incorporated herein by reference to Exhibit
                                    14 to Post Effective Amendment No. 22 to
                                    Registrant's Registration Statement on Form
                                    N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission
                                    (Accession No. 0001021408-97-000161) on
                                    April 29, 1997.

                            (b) Powers of Attorney of Edmond F. Notebaert and Robert H. Rock. Incorporated herein by reference to Exhibit 14(b) to Post Effective Amendment No. 24 to Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission (Accession No. 0000950109-98- 002717) on April 24, 1998.

                            (c) Power of Attorney for Julia Chang Bloch. Incorporated herein by reference to Exhibit 14(c) to Post Effective Amendment No. 26 to Registrant's Registration Statement on Form N-4 (File No. 2- 77283), as filed with the Securities and Exchange Commission (Accession No. 0000950116-99-00164) on June
                                    11, 1999.

Item 25.      Directors and Officers of the Depositor

              The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

Robert E. Chappell                                 Ann M. Strootman
Chairman of the Board and Chief                    Vice President and Controller
Executive Officer and Member of
the Board of Trustees

Daniel J. Toran                                    Frederick M. Rackovan
President and Chief Operating                      Vice President, New Business
Officer and Member of the Board of Trustees

Nancy S. Brodie                                    Laura Ritzko
Executive Vice President and Chief Financial       Secretary
Officer

John M. Albanese                                   Richard F. Plush
Executive Vice President, Customer Service         Vice President and Actuary
and Information Systems

Larry L. Mast                                      Steven O. Miller
Executive Vice President, Sales and Marketing      Vice President, Broker Dealer Network

Peter M. Sherman                                   Steven M. Herzberg
Executive Vice President and                       Assistant Vice President
Chief Investment Officer                           and Treasurer

Bill D. Fife
Senior Vice President,
Independence Financial Network

The business address of the director and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

                                Penn Mutual Wholly-Owned Subsidiaries
                                -------------------------------------

Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
The Penn Insurance and Annuity          Life Insurance and Annuities                Delaware
Company

Independence Capital                    Investment Adviser                          Pennsylvania
Management, Inc.

Penn Janney Fund, Inc.                  Investments                                 Pennsylvania
Independence Square Properties,         Holding Company                             Pennsylvania
LLC

The Pennsylvania Trust Company          Trust Company                               Pennsylvania


                                Independence Square Properties, LLC
                                    Wholly-Owned Subsidiaries
                                    -------------------------

Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
Indepro Corporation                     Real Estate Investment                      Delaware

WPI Investment Company                  Real Estate Investment                      Delaware

Hornor, Townsend & Kent, Inc.           Registered Broker-Dealer and                Pennsylvania
                                        Investment Adviser

Penn Tallahassee Corporation            Real Estate Investment                      Florida

Janney Montgomery Scott LLC             Registered Broker-Dealer and                Delaware
                                        Investment Adviser

                                        Indepro Corporation
                                     Wholly-Owned Subsidiaries
                                     -------------------------

Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
Indepro Property Fund I                 Real Estate Investment                      Delaware
Corporation

Indepro Property Fund II                Real Estate Investment                      Delaware
Corporation

Commons One Corporation                 Real Estate Investment                      Delaware

West Hazleton, Inc.                     Real Estate Investment                      Delaware

                                    Janney Montgomery Scott LLC
                                     Wholly-Owned Subsidiaries
                                     -------------------------

Corporation                             Principal Business                          State of Incorporation
-----------                             ------------------                          ----------------------
JMS Resources, Inc.                     Oil and Gas Development                     Pennsylvania

JMS Investor Services, Inc.             Insurance Sales                             Delaware

Item 27.      Number of Contract Owners

              As of March 31, 2001, there were:

               _______ -- owners of qualified individual variable annuity contracts;
               _______ -- owners of qualified group variable annuity
                          contracts;
               _______ -- owners of certificates issued under qualified group variable annuity contracts; and
               _______ -- owners of nonqualified individual variable annuity contracts.

Item 28.       Indemnification

               Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to this Registration Statement and are incorporated in this Post-Effective Amendment by reference.

               Pennsylvania law (15 Pa. C.S.A.ss.ss.1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

               Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

               Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriters

               Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant.

               Hornor, Townsend & Kent, Inc. - Directors and Officers

               Daniel J. Toran, Chairman of the Board
               John J. Gray, Director
               Larry L. Mast, Director
               Nina M. Mulrooney, Director
               Ronald C. Zimmerman, Director, President and Chief Executive Officer

               Henry R. Buck, Assistant Vice President and Treasurer Joseph R. Englert, Vice President, Trading and Operations Elizabeth A. Knoll, Assistant Treasurer
               Robert Lagay, JD, Vice Preident, Compliance
               Edward G. Pecelli - Vice President, Sales and Marketing Franklin L. Best, Jr., Counsel
               Laura M. Ritzko, Secretary
               Eileen M. Tkacik, Auditor

               The principal business address of Mr. Gray is Janney, Montgomery, Scott LLC, 1801 Market Street, Philadelphia, Pennsylvania.
               The principal business address of Mses. Mulrooney, Ritzko and Tkacik and Messrs. Mast, Toran and Best is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.

               Commissions and Other Compensation Received By Each Principal Underwriter During Last Fiscal Year

                    Net Underwriting
Name of Principal   Discounts and      Compensation on    Brokerage           Other
Underwriter         Commissions        Redemption         Commissions         Compensation
------------------  -----------------  -----------------  ------------------  -----------------
Hornor,             $ _______          $0                 $0                  $0
Townsend &
Kent, Inc.

Item 30.       Location of Accounts and Records

               The name and address of the person who maintains physical possession of each account, book or other documents required by
               Section 31(a) of the Investment Company Act of 1940 is as follows:

               The Penn Mutual Life Insurance Company
               600 Dresher Road
               Horsham, Pennsylvania  19044

Item 31.       Management Services

               See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

Item 32.       Undertakings

               The Penn Mutual Life Insurance Company hereby undertakes:

               (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

               (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

               (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

                     Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

                     The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 4 to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized, in the Township of Horsham and Commonwealth of Pennsylvania on this 20th day of February, 2001.


                            PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                      (Registrant)


                            By:  THE PENN MUTUAL LIFE INSURANCE COMPANY
                                     (Depositor)


                            By:  /s/Robert E. Chappell
                                ----------------------------------
                                Robert E. Chappell
                                Chairman of the Board of Trustees
                                and Chief Executive Officer


         As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 20th day of February, 2001.


Signature                                  Title
---------                                  -----

/s/Robert E. Chappell                      Chairman of the Board of Trustees
------------------------------             and Chief Executive Officer
Robert E. Chappell

/s/ Nancy S. Brodie                        Executive Vice President and
------------------------------             Chief Financial Officer
Nancy S. Brodie

*JULIA CHANG BLOCH                         Trustee

*JAMES A. HAGEN                            Trustee

*PHILLIP E. LIPPINCOTT                     Trustee

*JOHN F. MCCAUGHAN                         Trustee

*ALAN B. MILLER                            Trustee

*EDMOND F. NOTEBAERT                       Trustee

*ROBERT H. ROCK                            Trustee

*DANIEL J. TORAN                           Trustee

*NORMAN T. WILDE, JR.                      Trustee

*WESLEY S. WILLIAMS, JR.                   Trustee


/s/Robert E. Chappell
-----------------------------------------
*By: Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX


EX.99.4 (g) Endorsement No. 1720-01 to Individual Variable and Fixed Annuity Contract.


EX.99.4 (h) Endorsement No. 1721-01 to Individual Variable and Fixed Annuity Contract.